Retirement Benefits (Details 9) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	$ 25,103	$ 26,279
Derivatives, notional amount	141	146
Domestic and International Equity Securities [Member]
Defined Benefit Plan Disclosure (Table Amounts)
Entities that calculate net asset value per share, unfunded commitments	25
Cash & cash equivalents
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	1,508	1,775
U.S. equities
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	4,638	4,878
International equities
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	4,851	4,737
U.S. Treasuries
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	530	957
U.S. Government Agency
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	717	909
Non-U.S. Government
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	309	440
Corporate debt
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	4,919	5,710
Asset backed
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	393	608
High yield debt
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	1,719	586
Bank loans
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	261	228
Hedge funds
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	497	632
Private equities
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	1,850	2,030
Real estate
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	2,886	2,759
Other
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	25	30
Level 1
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	6,400	7,474
Level 1 | Cash & cash equivalents
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	37	38
Level 1 | U.S. equities
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	4,043	4,729
Level 1 | International equities
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	2,300	2,675
Level 1 | Other
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	20	32
Level 2
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	13,467	13,378
Level 2 | Cash & cash equivalents
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	1,471	1,737
Level 2 | U.S. equities
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	593	147
Level 2 | International equities
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	2,551	2,062
Level 2 | U.S. Treasuries
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	530	957
Level 2 | U.S. Government Agency
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	717	909
Level 2 | Non-U.S. Government
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	309	440
Level 2 | Corporate debt
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	4,919	5,710
Level 2 | Asset backed
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	392	604
Level 2 | High yield debt
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	1,719	586
Level 2 | Bank loans
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	261	228
Level 2 | Other
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	5	(2)
Level 3
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	5,236	5,427	$ 5,670
Level 3 | U.S. equities
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	2	2
Level 3 | Asset backed
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	1	4
Level 3 | Hedge funds
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	497	632
Level 3 | Private equities
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	1,850	2,030	2,075
Level 3 | Real estate
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	2,886	2,759	$ 2,767
Pension and Other Post-retirement benefit plans [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Derivative Asset	40	84
Derivative Liability	(25)	(59)
Derivatives, notional amount	$ 3,200	$ 3,000